Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended
	May 26, 2021	Mar. 31, 2021	Dec. 31, 2020
Commitments [Line Items]
Stock issued during period, value, new issues		$ 160,945,107
Stock Issued During Period, Shares, Issued for Services	6,000,000
Share price per share	$ 10.00	$ 10.00
Common Stock
Commitments [Line Items]
Finance cost	$ 60,000,000	$ 60,000,000
IPO
Commitments [Line Items]
Percentage of deferred underwriting fee		3.50%	3.50%
Stock issued during period, shares, new issues		15,300,000	15,300,000
Stock issued during period, value, new issues		$ 5,355,000	$ 5,355,000
Over-Allotment Option
Commitments [Line Items]
Stock Repurchased During Period, Shares		2,200,000	2,200,000
Number of shares forfeited during the period		95,000	95,000
Percentage of deferred underwriting fee		5.50%	5.50%
Stock issued during period, value, new issues		$ 1,210,000	$ 1,210,000